Putnam Health Sciences Trust
                          One Post Office Square
                       Boston, Massachusetts  02109


                             October 30, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Via EDGAR

RE:  Rule 24f-2 Notice for Putnam Health Sciences Trust (Reg. No.
    2-75863) (the "Fund")

Ladies and Gentlemen:

    Pursuant to Rule 24f-2 under the Investment Company Act of
1940, you are hereby notified as follows:

    (a) the fiscal year of the Fund for which this notice is filed is the year ended August 31, 1995.

    (b) the number or amount of securities of the same class or series of the Fund which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the year was:
    NONE.

    (c) the number or amount of securities the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was: 8,077,955.

    (d) the number or amount of securities of the Fund sold during such fiscal year was: 10,777,961 shares.

    (e) the number or amount of securities of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 2,700,006 shares.*

    We are including in this filing, as an exhibit, an opinion of counsel for the Fund to the effect that the securities, the registration of which this notice makes definite in number, were legally issued, fully paid and non-assessable.

Securities and Exchange Commission
October 30, 1995
Page Two




                   Very truly yours,

                   Putnam Health Sciences Trust


                        /s/ John D. Hughes
                   By:  -------------------------
                        John D. Hughes
                        Vice President and Treasurer


-----------------------------------------------------------------
*Calculation of filing fee pursuant to Rule 24f-2(c):



(1)  Aggregate sales price of securities
     sold pursuant to Rule 24f-2 during the
     fiscal year (see Para. (e) above):

$                                                                86,827,564



(2)  (a)  Aggregate redemption or repurchase
          price of securities redeemed or
          repurchased during fiscal year:

$                                                               348,421,220


     (b)  Amount previously applied during
          fiscal year:

NONE


     (c)  Available credit:
$                                                               348,421,220


     (d)  Amount of available credit applied
          in this notice:

$                                                                86,827,564



-----------------


(3)  Amount deemed sold for filing fee
     calculation:

NONE



 (4) Filing fee due:  (1/29 of 1% of #3):     NONE

  S:\SHARED\FUNDS\NEW\A0L24FNO.1